Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
COMPREHENSIVE INCOME
Net Income	$ 5,612	$ 4,203	$ 5,018
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized gain (loss) from available-for-sale securities	63	205	(132)
TOTAL COMPREHENSIVE INCOME	$ 5,675	$ 4,408	$ 4,886